Non-underlying items (Tables)	6 Months Ended
Jun. 30, 2024
Non-underlying items
Summary of detailed information about non-underlying items

	For the six months ended June 30,
(Euro thousands)	2024	2023
Net gains on disposals	1,970	1,513
Costs in respect of disputes	1,158	—
Government grants	15	8,153
Total non-underlying items	3,143	9,666